INVESTMENTS - Qunar (Details)		3 Months Ended	12 Months Ended
	Dec. 10, 2015 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 CNY (¥)
Value booked under equity method
Share of cumulative loss			$ (20,960,868)	¥ (135,780,312)	¥ 187,191,141	¥ 56,146,814
Qunar
Equity method investment disclosures
Ownership prior to consolidation (as a percent)							48.00%
Gain from the re-measurement of the previously held equity interest to the fair value in the business acquisition	¥ 2,400,000,000
Investment cost
Investment cost		¥ 19,751,124,790		21,698,582,100
Foreign currency translation				430,780,926
Total investment cost		22,129,363,026		22,129,363,026	21,698,582,100
Value booked under equity method
Share of cumulative loss				(2,352,388,839)
Amortization of outside difference, net of tax				(25,849,397)
Carrying value of the investment at the date prior to the consolidation		¥ 19,751,124,790		¥ 21,698,582,100	¥ 21,698,582,100		¥ 22,129,363,026